Accounts receivable, net	12 Months Ended
Mar. 31, 2025
Receivables [Abstract]
Accounts receivable, net

5.	Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of March 31,
	2025	2024
Accounts receivable, gross	$160,616	$162,500
Less: allowance for credit losses	(160,616)	(162,500)
Accounts receivable, net – Continuing operations	—	—
Accounts receivable, net – Discontinued operations	—	7,343
Total Accounts receivable, net	$—	$7,343

The credit losses are recorded in General and administrative expenses in the consolidated statements of operations and comprehensive income.